CONDENSED CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Statement of cash flows [abstract]
Adjustments for interest income	£ 14,966	£ 15,069	£ 14,652
Adjustments for interest expense	8,784	9,368	8,472
Restricted cash and cash equivalents	£ 19	£ 23	£ 35